Expense Example	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Macquarie Tax-Free Oregon Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Macquarie Tax-Free Oregon Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Macquarie Tax-Free Oregon Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Macquarie Tax-Free Oregon Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Macquarie Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Macquarie Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Macquarie Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Macquarie Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	339	539	757	1,382	242	506	894	1,983	91	350	630	1,427	40	193	359	841	31	164	309	733	536	771	1,025	1,752	64	258	468	1,072